EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the Supplement dated December 10, 2012 to the GMO Strategic Opportunities Allocation Fund Prospectus dated June 30, 2012 filed with the Securities and Exchange Commission on December 10, 2012 under Rule 497(e) (SEC Accession No. 0001193125-12-496862).

EXHIBIT INDEX

GMO TRUST

Exhibit Ref.	Title of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Schema Document
EX-101.CAL	XBRL Calculation Linkbase Document
EX.101.LAB	XBRL Labels Linkbase Document
EX-101.PRE	XBRL Presentation Linkbase Document
EX.101.DEF	XBRL Definition Linkbase Document